Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	17.93
Maximum Aggregate Offering Price	$ 3,586,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 495.23
Offering Note	(a) This Form S-8 Registration Statement registers 200,000 shares of Westwood Holdings Group, Inc.'s common stock, par value $0.01 per share (the "Common Stock"), reserved under the Eleventh Amended and Restated Westwood Holdings Group, Inc. Stock Incentive Plan (the "Plan"). (b) If, as a result of stock splits, stock dividends or similar transactions, the number of securities purported to be registered on this Registration Statement changes, the provisions of Rule 416 shall apply to this Registration Statement, and this Registration Statement shall be deemed to cover the additional securities resulting from the split of, or dividend on, the securities covered by this Registration Statement. (c) Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee. The maximum price per Security and the maximum aggregate offering price are based on the average of the $18.17 (high) and $17.69 (low) sale price of the Registrant's common stock as reported on the New York Stock Exchange on February 13, 2026, which date is within five business days prior to filing this Registration Statement.